Short-Term Loans Receivable (Details) - USD ($)			12 Months Ended
	Apr. 13, 2023	Apr. 06, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Loans Receivable [Abstract]
Issued notes receivable					$ 8,564,000
Received repayment amount					1,499,000
Interest amount					$ 51,000
Percentage of accrued interest rate					12.00%
Loans receivable					$ 7,126,000
Purchase price of system software		$ 7,850,000
Accrued interest	$ 7,766,000
Interest income earned				$ 241,845	$ 500,759